Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,573,000
Previously Paid Amount	0.00
Total Fee Amount	217.23
Total Offset Amount	0.00
Net Fee	217.23
Narrative - Max Aggregate Offering Price	$ 1,573,000
Final Prospectus	true